UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices)             (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/15

Date of reporting period: 06/30/15

Item 1. Reports to Stockholders.

the

ENDOWMENT FUND

The Endowment PMF Master Fund, L.P.

Shareholder Report

June 30, 2015

(Unaudited)

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2015

(Unaudited)

Assets
Investments in Investment Funds, at fair value (Cost $526,917,776)	$614,144,581
Investments in affiliated Investment Funds, at fair value (Cost $392,850,212)	415,092,311

Total investments	1,029,236,892
Cash and cash equivalents	78,075,600
Receivable from affiliate	801,235
Receivable from investments sold	7,435,012
Advanced contributions to Investment Funds	292,148
Prepaids and other assets	122,420

Total assets	1,115,963,307

Liabilities and Partners’ Capital
Withdrawals payable	33,700,017
Investment Management Fees payable	1,952,460
Offshore withholding tax payable	772,732
Administration fees payable	165,371
Accounts payable and accrued expenses	873,700

Total liabilities	37,464,280

Partners’ capital	1,078,499,027

Total liabilities and partners’ capital	$1,115,963,307

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
British Virgin Islands
Private Equity (0.09% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		$1,005,492

Total British Virgin Islands		1,005,492

Cayman Islands
Energy (2.39% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		17,710,161
Sentient Global Resources Fund IV, L.P.		8,033,159
Private Equity (22.03% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		239,041
CX Partners Fund Ltd(1)(2)		21,679,370
Gavea Investment Fund II A, L.P.		942,199
Gavea Investment Fund III A, L.P.(1)		11,867,814
Hillcrest Fund, L.P.(2)		9,246,746
India Asset Recovery Fund L.P.		201,653
J.C. Flowers III LP(1)		9,634,237
LC Fund IV, L.P.(1)(2)		20,701,538
New Horizon Capital III, L.P.(1)		26,895,514
Northstar Equity Partners III(1)		6,253,361
Orchid Asia IV, L.P.(1)		5,687,842
Reservoir Capital Partners (Cayman), L.P.		12,501,156
Tiger Global Private Investment Partners IV, L.P.		9,676,635
Tiger Global Private Investment Partners V, L.P.(1)		15,638,036
Tiger Global Private Investment Partners VI, L.P.		13,316,881
Trustbridge Partners II, L.P.(1)		23,057,337
Trustbridge Partners III, L.P.(2)		31,802,334
Trustbridge Partners IV, L.P.(1)		18,191,109
Real Estate (1.90% of Partners’ Capital)
Forum European Realty Income III, L.P.(1)		11,459,224
Phoenix Asia Real Estate Investments II, L.P.		7,764,915
Phoenix Real Estate Fund (T) L.P.(2)		1,288,530

Total Cayman Islands		283,788,792

Guernsey
Private Equity (0.42% of Partners’ Capital)
Mid Europa Fund III LP(1)		4,536,159

Total Guernsey		4,536,159

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom
Private Equity (0.45% of Partners’ Capital)
Darwin Private Equity I L.P.(1)		$4,811,899
Real Estate (0.45% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.(1)		1,081,157
Patron Capital, L.P. II(1)		289,434
Patron Capital, L.P. III		3,502,446

Total United Kingdom		9,684,936

United States
Energy (14.34% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.(1)		2,697,429
ArcLight Energy Partners Fund V, L.P.(1)		4,782,277
CamCap Resources, L.P.		18,351
EnCap Energy Capital Fund VII-B LP(1)		2,643,018
EnCap Energy Infrastructure TE Feeder, L.P.(1)(2)		3,197,372
Energy & Minerals Group Fund II, L.P.(1)		16,026,021
Intervale Capital Fund, L.P.(1)		4,612,802
Merit Energy Partners G, L.P.(1)		15,249,172
Midstream & Resources Follow-On Fund, L.P.(1)(2)		29,400,173
NGP Energy Technology Partners II, L.P.		5,369,331
NGP IX Offshore Fund, L.P.(1)		10,519,795
NGP Midstream & Resources, L.P.(1)		16,726,482
Quantum Parallel Partners V, L.P.(2)		34,721,545
Tenaska Power Fund II-A, L.P.(1)(2)		8,666,024
Event-Driven (3.19% of Partners’ Capital)
BDCM Partners I, L.P.		20,846,515
Credit Distressed Blue Line Fund, L.P.(3)		11,153,727
Fortelus Special Situations Fund LP(2)		2,438,891
Event-Driven (2.74% of Partners’ Capital) (continued)
Harbinger Capital Partners Fund I, L.P.(3)		23,004,036
Harbinger Capital Partners Fund II, L.P.		1,757,808
Harbinger Capital Partners Special Situations Fund, L.P.		1,847,955
Harbinger Class L Holdings (U.S.), LLC		106,962
Harbinger Class LS Holdings (U.S.) Trust	3,225	709,905
Harbinger Class PE Holdings (U.S.) Trust	6	1,102,627
Prospect Harbor Credit Partners LP		1,056,391
Global Macro and Trading (2.62% of Partners’ Capital)
Blueshift Energy Fund, LP(2)		28,138,095
Passport Global Strategies III Ltd.(2)	1,896	139,829

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (32.00% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.		$3,002,882
Advent Latin American Private Equity Fund V-F L.P.		10,676,986
BDCM Opportunity Fund II, L.P.(1)		9,592,492
Black River Commodity Multi-Strategy Fund LLC		243,624
Capital Royalty Partners LP(1)		741,310
Catterton Growth Partners, L.P.		14,542,491
CCM Small Cap Value Qualified Fund, L.P.(3)		2,020,411
Chrysalis Ventures III, L.P.		2,043,913
Crosslink Crossover Fund IV, L.P.(2)		459,469
Crosslink Crossover Fund V, L.P.		3,391,720
Crosslink Crossover Fund VI, L.P.		16,458,034
Dace Ventures I, LP(2)		1,240,418
Fairhaven Capital Partners, L.P.		8,046,000
Founders Fund III, LP		21,662,283
Founders Fund IV, LP		24,230,074
Garrison Opportunity Fund II A LLC		12,709,619
Garrison Opportunity Fund LLC(2)		13,010,222
HealthCor Partners Fund, L.P.(2)		7,662,358
Highland Credit Strategies Liquidation Vehicle Onshore		1,849,496
Ithan Creek Partners, L.P.		7,547,434
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III L.P.		9,085,087
Middle East North Africa Opportunities Fund, L.P.(1)(3)	3,969	521,563
Monomoy Capital Partners II, L.P.		4,741,134
Monomoy Capital Partners, L.P.		1,703,930
Pine Brook Capital Partners, L.P.(1)		14,690,927
Pinto America Growth Fund, L.P.		2,173,710
Private Equity Investment Fund IV, L.P.(1)(2)		5,973,775
Private Equity Investment Fund V. L.P.(1)(2)		38,070,726
Saints Capital VI, L.P.(2)		9,719,528
Samlyn Onshore Fund, LP		324,238
Sanderling Venture Partners VI Co-Investment Fund, L.P		1,226,098
Sanderling Venture Partners VI, L.P.		992,246
Sterling Capital Partners II, L.P.(1)		1,143,221
Sterling Group Partners II, L.P.		573,609
Sterling Group Partners III, L.P.		14,404,615
Strategic Value Global Opportunities Fund I-A, L.P.		778,681
TAEF Fund, LLC		2,454,950

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (32.00% of Partners’ Capital) (continued)
Tenaya Capital V, LP		$4,080,293
Tenaya Capital VI, LP		6,950,881
The Column Group, L.P.		11,868,827
The Raptor Global Fund L.P.	1,209	615,037
Trivest Fund IV, L.P.(1)(2)		10,810,869
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		3,572,773
Valiant Capital Partners LP		3,391,789
VCFA Private Equity Partners IV, L.P.(1)		782,472
VCFA Venture Partners V, L.P.		3,967,957
Voyager Capital Fund III, L.P.		3,441,798
WestView Capital Partners II, L.P.(1)(2)		25,607,765
Real Estate (8.41% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.(1)		355,564
Cypress Realty VI Limited Partnership		4,137,846
Florida Real Estate Value Fund, L.P.(2)		4,327,532
GTIS Brazil Real Estate Fund (Brazilian Real) LP(1)(2)		13,343,796
Lone Star Real Estate Fund II (U.S.), L.P.		2,031,782
Monsoon Infrastructure & Realty Co-Invest, L.P.(1)(2)		14,784,400
Northwood Real Estate Co-Investors LP(1)		6,406,192
Northwood Real Estate Partners LP(1)		10,788,377
Parmenter Realty Fund III, L.P.(1)		2,552,733
Parmenter Realty Fund IV, L.P.(1)		5,906,571
Pearlmark Mezzanine Realty Partners III, L.L.C.(1)		6,703,061
Pennybacker II, LP(1)(2)		3,627,888
SBC Latin America Housing US Fund, LP(2)		9,783,656
Square Mile Partners III LP(1)		5,954,499
Relative Value (2.81% of Partners’ Capital)
Eton Park Fund, L.P.		1,893,415
King Street Capital, L.P.		985,907
Magnetar Capital Fund LP(2)		2,693,049
Magnetar SPV LLC(2)		1,387,401
OZ Asia Domestic Partners, LP(1)		1,523,896
PIPE Equity Partners LLC(3)		5,367,742
PIPE Select Fund LLC(3)		15,528,760
Stark Investments Ltd Partnership(1)		41,517
Stark Select Asset Fund, LLC		835,462

Total United States		713,035,332

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		1,012,050,711	93.84%

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.11% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		$1,226,903
Private Equity (0.04% of Partners’ Capital)
Quorum Fund Ltd	8,762	378,236
Relative Value (0.62% of Partners’ Capital)
CRC Credit Fund Ltd.	49,482	6,041,518
Overseas CAP Partners, Inc.	78	638,377

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		8,285,034

Total Passive Foreign Investment Companies		8,285,034	0.77%

Private Corporations
United States
Real Estate (0.82% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		1,643,812
Legacy Partners Realty Fund III, Inc.		6,577,684
Net Lease Private REIT VI, Inc.		284,899
Net Lease Private REIT VII, Inc.		197,376
Net Lease Private REIT VII-A, Inc.		197,376

Total Private Corporations		8,901,147	0.82%

Total Investments in Investment Funds (Cost $919,767,988)		1,029,236,892	95.43%

Total Investments (Cost $919,767,988)		$1,029,236,892	95.43%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2015 were $145,975,180. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 5b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital (See Note 5b)

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2015

(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $1,651)	$3,432,686
Interest income	336,153
Dividend income from affiliated investments	2,299,382

Total investment income	6,068,221

Expenses:
Investment Management Fees	4,018,478
Administration fees	341,897
Professional fees	85,408
Custodian fees	98
Commitment fees	122,498
Directors fees	53,250
Offshore withholding tax expense	425,000
Other expenses	166,861

Total expenses	5,213,490

Net investment income	854,731

Net realized and unrealized gain (loss):
Net realized gain from investments and foreign currency translations	54,033,084
Net realized gain from affiliated investments	7,447,622
Change in unrealized appreciation/depreciation	(26,254,197)

Net realized and unrealized gain	35,226,509

Net increase in partners’ capital resulting from operations	$36,081,240

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statements of Changes in Partners’ Capital

For the Period March 31, 2014 through December 31, 20141

and Six Months Ended June 30, 2015

(Unaudited)

Partners’ capital at March 31, 2014	$—
Contributions	539,387,194
Transfer of Interests from The Endowment Master Fund, L.P. (Note 1)	1,723,272,229
Withdrawals	(1,150,900,544)
Net increase in partners’ capital resulting from operations:
Net investment loss	(11,275,595)
Net realized gain from investments and foreign currency translations	120,508,262
Net realized gain from redemptions in-kind	1,544,898
Net realized gain from affiliated investments	24,127,574
Change in unrealized appreciation/depreciation	(37,736,366)

Net increase in partners’ capital resulting from operations	97,168,773

Partners’ capital at December 31, 2014	$1,208,927,652

Withdrawals	(166,509,865)
Net increase in partners’ capital resulting from operations:
Net investment income	854,731
Net realized gain from investments and foreign currency translations	54,033,084
Net realized gain from affiliated investments	7,447,622
Change in unrealized appreciation/depreciation	(26,254,197)

Net increase in partners’ capital resulting from operations	36,081,240

Partners’ capital at June 30, 2015	$1,078,499,027

[1]	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2015

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$36,081,240
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(63,352,647)
Proceeds from disposition of investments	182,450,246
Net realized gain from investments	(54,909,606)
Net realized gain from affiliated investments	(7,447,622)
Change in unrealized appreciation/depreciation from investments	26,530,286
Change in operating assets and liabilities:
Foreign currency, at value	3,449,077
Receivable from affiliate	(342,444)
Receivable from investments sold	29,122,651
Receivable from affiliated investments sold	36,602
Advanced contributions to Investment Funds	(292,148)
Prepaids and other assets	(37,494)
Investment Management Fees payable	(282,206)
Offshore withholding tax payable	425,000
Administration fees payable	39,101
Payable to Adviser	(11,570)
Accounts payable and accrued expenses	(57,750)

Net cash provided by operating activities	151,400,716

Cash flows from financing activities:
Withdrawals	(185,474,653)

Net cash used in financing activities	(185,474,653)

Net change in cash and cash equivalents	(34,073,937)
Cash and cash equivalents at beginning of period	112,149,537

Cash and cash equivalents at end of period	$78,075,600

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2015

(Unaudited)

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from The Endowment Master Fund, L.P. (the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund totaling $1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively, and cash and other assets of $232,435,920.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/ depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2015.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(f) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2015, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(i) INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

For the current open tax year and the tax year ended December 31, 2014, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2015, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by federal and state tax jurisdictions.

(j) USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2—investments with other significant observable inputs

•	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 820 Fair Value Measurement. The Master Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to the financial statements. Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. The retroactive application of ASU 2015-07 results in the exclusion of any Investment Funds valued using NAV as practical expedient from the investment roll forward included in the December 31, 2014 audited financial statements. As a result of adopting ASU 2015-07, Investment Funds with a fair value of $1,029,236,892 are excluded from the fair value hierarchy as of June 30, 2015. As of June 30, 2015, the Fund does not hold any investments that have to be included in the fair value hierarchy.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2015, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy(a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$181,600	$30,583	up to 15 years	N/A	N/A	0-15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	64,025	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Global Macro and Trading(c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes Commodity Trading Advisers.	$28,278	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity(d)	Investments in nonpublic companies.	593,406	91,794	up to 10 years	N/A	N/A	0-10 years
Real Estate(e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	124,991	23,598	up to 10 years	N/A	N/A	0-10 years
Relative Value(f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	36,937	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$1,029,237	$145,975

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2015 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees of up to 2.0% annually of monthly average net assets. In addition, many Investment Funds also provide for performance incentive fees/ allocations of up to 20% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

During the six months ended June 30, 2015, certain investments were received through a transfer-in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind and related cost were as follows:

Investments Redeemed	Fair Value	Cost	Realized Gain (Loss) on Transfers In-Kind	Unreralized Gain (Loss) on Transfers In-Kind	Investments Received
Tiger Global Private Investment Partners V, L.P.	$43,399,249	$42,498,518	$900,731	$—	JD.com, Inc.

	$43,399,249	$42,498,518	$900,731	$—

For the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $63,352,647 and $124,780,315, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of June 30, 2015, was $919,767,988, resulting in accumulated net unrealized appreciation of $109,468,904 consisting of $255,510,901 in gross unrealized appreciation and $146,041,997 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At June 30, 2015, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the six months ended June 30, 2015) is shown below:

Investment Funds	Shares 12/31/2014	Shares 6/30/2015	Fair Value 12/31/2014	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2015	Interest/ Dividend Income
Blueshift Energy Fund, LP			$31,172,637	$—	$(5,507)	$5,705	$(3,034,740)	$28,138,095	$—
CCM Small Cap Value Qualified Fund, L.P.			1,597,648	—	—	—	422,763	2,020,411	—
Credit Distressed Blue Line Fund, L.P			8,864,067	—	—	—	2,289,660	11,153,727	—
Crosslink Crossover Fund IV, L.P.			673,237	—	(31,242)	22,623	(205,149)	459,469	—
CX Partners Fund Ltd			21,562,954	2,467,502	(3,231,226)	(43,683)	923,823	21,679,370	185,602
Dace Ventures I, L.P.			1,191,236	27,658	—	—	21,524	1,240,418	—
EnCap Energy Infrastructure TE Feeder, L.P.			3,765,890	236,503	(104,327)	520,232	(1,220,926)	3,197,372	6,420
Florida Real Estate Value Fund, L.P.			8,047,739	—	(3,882,631)	506,047	(343,623)	4,327,532	—
Fortelus Special Situations Fund LP			2,954,885	—	(775,819)	—	259,825	2,438,891	—
Garrison Opportunity Fund LLC			12,618,494	—	(1,160,257)	—	1,551,985	13,010,222	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			16,718,472	—	(34,234)	—	(3,340,442)	13,343,796	—
Harbinger Capital Partners Fund I, L.P.			14,495,648	—	—	—	8,508,388	23,004,036	—
HealthCor Partners Fund, L.P.			8,050,383	73,997	—	—	(462,022)	7,662,358	—
Hillcrest Fund, L.P.			10,268,306	77,633	(609,922)	186,154	(675,425)	9,246,746	—
LC Fund IV, L.P.			19,930,273	—	—	—	771,265	20,701,538	—

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

Investment Funds	Shares 12/31/2014	Shares 6/30/2015	Fair Value 12/31/2014	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2015	Interest/ Dividend Income
Magnetar Capital Fund LP			$3,094,731	$—	$(528,948)	$—	$127,266	$2,693,049	$—
Magnetar SPV LLC			1,447,232	—	—	—	(59,831)	1,387,401	—
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	675,206	—	—	—	(153,643)	521,563	—
Midstream & Resources Follow-On Fund, L.P.			31,689,803	68,478	(248,439)	209,680	(2,319,349)	29,400,173	166,486
Monsoon Infrastructure & Realty Co-Invest, L.P.			14,464,134	—	(1,035,107)	—	1,355,373	14,784,400	—
Passport Global Strategies III Ltd.	1,896	1,896	188,708	—	—	—	(48,879)	139,829	—
Pennybacker II, LP			5,150,000	117,674	(1,261,292)	692,901	(1,071,395)	3,627,888	—
Phoenix Real Estate Fund (T) L.P.			1,383,806	—	—	—	(95,276)	1,288,530	—
PIPE Equity Partners, LLC			7,272,700	—	(357,935)	(725,664)	(821,359)	5,367,742	—
PIPE Select Fund LLC			16,968,173	—	(923,005)	(140,111)	(376,297)	15,528,760	—
Private Equity Investment Fund IV, L.P.			5,309,069	220,698	(513,825)	177,984	779,849	5,973,775	—
Private Equity Investment Fund V, L.P.**			41,200,445	1,278,200	(1,104,598)	1,293,584	(4,596,905)	38,070,726	111,055
Quantum Parallel Partners V, L.P.			35,665,667	2,879,329	—	—	(3,823,451)	34,721,545	—
Saints Capital VI, L.P.			10,811,345	—	(388,254)	275,660	(979,223)	9,719,528	—
SBC Latin America Housing US Fund, LP			9,181,351	211,239	(194,339)	—	585,405	9,783,656	—
Tenaska Power Fund II-A, L.P.			8,319,874	143,589	(17,970)	—	220,531	8,666,024	—
Trivest Fund IV, L.P.			14,497,369	45,666	(4,158,412)	—	426,246	10,810,869	181,486
Trustbridge Partners III, L.P.			38,448,676	194,623	(271,844)	3,652,424	(10,221,545)	31,802,334	1,648,333
Tuckerbrook SB Global Distressed Fund I, L.P.			4,022,438	—	(422,477)	—	(27,188)	3,572,773	—
Westview Capital Partners II, L.P.			21,047,452	229,209	(4,382,408)	3,098,968	5,614,544	25,607,765	—

			$432,750,048	$8,271,998	$(25,644,018)	$9,732,504	$(10,018,221)	$415,092,311	$2,299,382

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off- balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The administration fees are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Master Fund. As of June 30, 2015, the Master Fund had $1,078,499,027 in partners’ capital. The total administration fees incurred for the six months ended June 30, 2015, was $341,897.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2015, $4,018,478 as incurred for Investment Management Fees.

(b) EXPENSE LIMITATION AGREEMENT

Through an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser contractually agreed to limit total annualized expenses of the Master Fund, for the period April 1, 2014 through January 31, 2016, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business.

Under the Expense Limitation Agreement, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense. Any such recoupment by the Adviser shall not cause the Master Fund to exceed the annual expense limitation rate that was in effect at the time of such waiver or reimbursement. For the six months ended June 30, 2015, no such expense waiver has been incurred by the Master Fund.

(9) CREDIT FACILITY

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on July 17, 2014. The terms of the Credit Agreement provide a $50,000,000 credit facility. Borrowings under the Credit Agreement are secured by the Master Fund’s investments. The Credit Agreement provides for a commitment fee of 0.50% per annum plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus a spread of 2.5% per annum during the commitment period and 3.00% per annum during the wind down period as defined in the Credit Agreement. There were no borrowings during the six months ended June 30, 2015. The Credit Agreement expires on July 18, 2016.

(10) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2015 (Unaudited)	For the period March 31, 2014 through December 31, 2014[1]
Net investment income (loss) to average partners’ capital[2]	0.15%	(1.04)%
Expenses to average partners’ capital[2,3]	0.83%	2.11%
Portfolio Turnover[4]	5.92%	5.28%
Internal rate of return since inception[5]	6.09%	8.89%
Partners’ capital, end of period (000’s)	$1,078,499	$1,208,928

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2015

(Unaudited)

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

3

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

4	Not annualized for periods less than twelve months.
5

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of June 30, 2015 (the residual value).

The total return of the Master Fund for the six months ended June 30, 2015 is 3.31% and is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

(11) SUBSEQUENT EVENTS

Effective August 24, 2015, Salient Partners, L.P. (“Salient”)—the parent company of the Master Fund’s Adviser—completed its acquisition of Forward Management (“Forward”). Following Salient’s acquisition of Forward, the Master Fund and the registered investment companies managed by subsidiaries of Salient are now related investment companies.

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2015.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2015

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $12,500 paid quarterly, an annual Board meeting fee of $4,500, a fee of $1,000 for each informal Board meeting, a fee of $500 for each telephonic Board meeting, annual fees of $625, $625 and $833 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $3,000, $4,000 and $3,000 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the Lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2015.

Asset Class[1]	Fair Value	%
Energy	$181,600,015	17.6
Event-Driven	64,024,817	6.2
Global Macro and Trading	28,277,924	2.8
Private Equity	593,406,342	57.7
Real Estate	124,990,750	12.1
Relative Value	36,937,044	3.6

Total Investments	$1,029,236,892	100.0

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the year ended June 30, 2015 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

The Adviser’s Investment Committee Members

As of the date of the filing, the Investment Committee is responsible for the day-to-day management of the Fund’s portfolio. The Endowment PMF Master Fund, L.P. (the “Master Fund”), PMF Fund, L.P. (the “PMF Fund”), and PMF TEI Fund, L.P. (the “TEI Fund”) are registered investment companies (collectively, the “Fund Complex” and each individually the “Fund”). The members of the Investment Committee (each an “Investment Committee Member”) are: Messrs. Lee G. Partridge, William B. Hunt and William R. Guinn.

Mr. Partridge has served as an Investment Committee Member since January 15, 2013, and has served as Chief Investment Officer of Salient Partners, L.P. (“Salient”), which owns Salient Trust Co., LTA, a trust company chartered under the laws of the State of Texas, since January 15, 2013. Mr. Hunt has served as an Investment Committee Member since 2014 and as Chief Risk Officer of Salient since 2014. He previously held positions as a Senior Analyst and Portfolio Manager of Iridian Asset Management (from 1996-2011) and Professor at Southern Methodist University (from 1991-2000). Mr. Guinn has served as an Investment Committee Member since 2014 and Director of Salient since 2013. Previously, he held the position of Director of Strategic Partnerships and Opportunistic Investments at the Teacher Retirement System of Texas (2009-2013). Each member of the Investment Committee reviews asset allocation recommendations made by the Adviser’s representatives, manager due diligence and recommendations and, by a majority vote of the Investment Committee, determines asset allocation and manager selection.

The Adviser and certain other entities controlled by the Principals manage investment programs which are similar to that of the Fund, and the Adviser and/or the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Funds.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2015

(Unaudited)

Other Accounts Managed by the Investment Adviser

Certain Investment Committee Members, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2014: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by the Investment Committee Member and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts Subject to a Performance Fee	Total Assets of Other Accounts Subject to a Performance Fee
Lee Partridge
Registered investment companies(1)	13	$3.73 billion	0	$—
Other pooled investment companies(1)	16	$1.43 billion	3	$477.55 million
Other accounts	4301	$15.13 billion	3	$10.59 billion
William B. Hunt
Registered investment companies(1)	5	$363.81 million	0	$—
Other pooled investment companies(1)	4	$—	0	$—
Other accounts	0	$—	0	$—
William R. Guinn
Registered investment companies(1)	8	$2.55 billion	0	$—
Other pooled investment companies(1)	7	$1.06 billion	2	$426.78 million
Other accounts	4300	$5.90 billion	2	$87.82 million

(1)

For registered investment companies and pooled investment vehicles managed, the number of vehicles reported for master feeder structures includes both the master fund and feeder funds while the corresponding total assets reported reflect the assets of the master fund only.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Endowment PMF Master Fund, L.P.

By	(Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date:	August 27, 2015

By	(Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date:	August 27, 2015